Financial Risks - Summary of Composition of Impairment Losses and Recoveries (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss recognised or reversed [line items]
Net impairments and (recoveries)	€ (10,000,000)
Bottom of range [member]
Disclosure of impairment loss recognised or reversed [line items]
Net impairments and (recoveries)	€ 25,000,000	€ 25,000,000